FEDERATED HIGH YIELD TRUST

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

April 29, 2009

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:              FEDERATED HIGH YIELD TRUST (the “Trust”)
1933 Act File No. 2-91091
1940 Act File No. 811-4018

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated April 30, 2009, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust.  This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 40 on April 28, 2009.

If you have any questions regarding this certification, please contact me at (412) 288-3810.

Very truly yours,

/s/ Andrew Cross
Andrew Cross
Assistant Secretary